Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2019	March 31, 2018
Leasehold improvements	$-	$755,466
Computer and equipment	216,977	202,292
Automobiles	158,857	161,074
Right of use asset	160,551	-
	536,385	1,118,832
less: Accumulated depreciation	(158,684)	(58,456)
Total, net	$377,701	$1,060,376